Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment	$ 106,559	$ 108,335	$ 116,408	$ 113,324
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	298,409	300,478	287,017
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(191,850)	(192,143)	(170,609)
Exploration and production activities
Property, plant and equipment
Property, plant and equipment	82,042	83,700	93,296
Exploration and production activities | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	232,362	232,743	224,287
Exploration and production activities | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(150,320)	(149,043)	(130,991)
Exploration and production activities | Proved properties
Property, plant and equipment
Property, plant and equipment	63,043	67,978	79,937
Exploration and production activities | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	212,264	215,892	210,071
Exploration and production activities | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(149,221)	(147,914)	(130,134)
Exploration and production activities | Unproved properties
Property, plant and equipment
Property, plant and equipment	1,367	2,710	1,872
Exploration and production activities | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	1,635	2,978	2,160
Exploration and production activities | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(268)	(268)	(288)
Exploration and production activities | Work in progress
Property, plant and equipment
Property, plant and equipment	17,632	13,012	11,487
Exploration and production activities | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	18,463	13,873	12,056
Exploration and production activities | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(831)	(861)	(569)
Other (excluding exploration and production activities)
Property, plant and equipment
Property, plant and equipment	24,517	24,635	23,112
Other (excluding exploration and production activities) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	66,047	67,735	62,730
Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(41,530)	(43,100)	(39,618)
Other (excluding exploration and production activities) | Land
Property, plant and equipment
Property, plant and equipment	2,172	2,094	2,034
Other (excluding exploration and production activities) | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	3,145	2,999	2,826
Other (excluding exploration and production activities) | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(973)	(905)	(792)
Other (excluding exploration and production activities) | Machinery, plant and equipment
Property, plant and equipment
Property, plant and equipment	11,860	12,125	11,199
Other (excluding exploration and production activities) | Machinery, plant and equipment | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	38,285	39,506	36,747
Other (excluding exploration and production activities) | Machinery, plant and equipment | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(26,425)	(27,381)	(25,548)
Other (excluding exploration and production activities) | Buildings
Property, plant and equipment
Property, plant and equipment	3,912	4,326	4,487
Other (excluding exploration and production activities) | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	10,558	11,184	10,519
Other (excluding exploration and production activities) | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(6,646)	(6,858)	(6,032)
Other (excluding exploration and production activities) | Work in progress
Property, plant and equipment
Property, plant and equipment	3,617	3,062	2,499
Other (excluding exploration and production activities) | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	3,625	3,063	2,501
Other (excluding exploration and production activities) | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(8)	(1)	(2)
Other (excluding exploration and production activities) | Other
Property, plant and equipment
Property, plant and equipment	2,956	3,028	2,893
Other (excluding exploration and production activities) | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	10,434	10,983	10,137
Other (excluding exploration and production activities) | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (7,478)	$ (7,955)	$ (7,244)